Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated March 31, 2009, to the Statement of Additional Information dated May 1, 2008,

as previously supplemented on August 1, 2008, October 1, 2008, November 1, 2008, December 1, 2008,

December 29, 2008, January 16, 2009, February 18, 2009 and March 1, 2009.

This supplement contains important information about the Funds referenced above.

Effective March 31, 2009, Mr. Thomas S. Goho retired as an Independent Trustee of Wells Fargo Variable Trust. As a result, all references to Mr. Goho are deleted.

Effective April 1, 2009, Ms. Judith M. Johnson, an Independent Trustee, serves as the chairperson of the Audit Committee.